Leases - Additional Information (Details)																					12 Months Ended
	Aug. 01, 2024	Jul. 31, 2024	Apr. 16, 2024 Aircraft	Mar. 27, 2024	Jan. 19, 2024 Aircraft	Dec. 22, 2023 Aircraft	Dec. 21, 2023	Nov. 20, 2023 Aircraft	Oct. 10, 2023 Aircraft	Oct. 09, 2023	Sep. 08, 2023 Aircraft	Aug. 08, 2023 Aircraft	Jun. 16, 2023 Aircraft	May 22, 2023	Jan. 27, 2023 Aircraft	Dec. 21, 2022 Aircraft	Dec. 20, 2022	Dec. 14, 2022 Aircraft	Jun. 21, 2022 Aircraft	Oct. 14, 2021 Aircraft	Dec. 31, 2024 Aircraft Lease Equipment	Mar. 31, 2024 Lease	Dec. 31, 2023 Aircraft	Nov. 17, 2023 Aircraft
Lessee, Lease, Description [Line Items]
Number of aircraft leased									2							2					18		14
Lease description																					Company operated 18 and 14 leased aircraft, respectively, which are accounted for under operating lease agreements with ranging terms of 10 months to 10 years. Leases with an initial term of 12 months or less will be recognized
Lease agreements ending date				Feb. 28, 2031					Dec. 31, 2024	Oct. 01, 2023						May 31, 2028	Jun. 01, 2023
Number of aircraft lease extended									2							2
Extended lease term				74 months			60 months		15 months							60 months
Number of aircraft lease converted | Lease																					1	1
Aircraft Lease Agreement One
Lessee, Lease, Description [Line Items]
Number of aircraft leased																			1
Lease term																			8 years
Lease term commenced																			Aug. 01, 2023
Number of months fixed monthly rent to be paid																			94 months
Aircraft Lease Agreement Two
Lessee, Lease, Description [Line Items]
Number of aircraft leased																		1
Lease term																		2 years
Lease term commenced																		Aug. 18, 2023
Number of months fixed monthly rent to be paid																		24 months
Aircraft Lease Agreement Three
Lessee, Lease, Description [Line Items]
Number of aircraft leased															1
Lease term															6 years
Lease term commenced															Apr. 21, 2023
Number of months fixed monthly rent to be paid															72 months
Aircraft Lease Agreement Four
Lessee, Lease, Description [Line Items]
Lease term														5 years
Lease term commenced														Jun. 01, 2023
Number of months fixed monthly rent to be paid														62 months
Aircraft Lease Agreement Five
Lessee, Lease, Description [Line Items]
Number of aircraft leased													1
Lease term													4 years
Lease term commenced													Nov. 13, 2023
Number of months fixed monthly rent to be paid													48 months
Aircraft Lease Agreement Six
Lessee, Lease, Description [Line Items]
Number of aircraft leased												1
Lease term												3 years
Lease term commenced												Sep. 03, 2024
Number of months fixed monthly rent to be paid												36 months
Aircraft Lease Agreement Seven
Lessee, Lease, Description [Line Items]
Number of aircraft leased											1
Lease term											8 years
Lease term commenced											Oct. 06, 2023
Number of months fixed monthly rent to be paid											96 months	96 months
Aircraft Lease Agreement Eight
Lessee, Lease, Description [Line Items]
Number of aircraft leased																								1
Lease term																								24 months
Aircraft Lease Agreement Nine
Lessee, Lease, Description [Line Items]
Number of aircraft leased								1
Lease term								7 years
Lease term commenced								Feb. 09, 2024
Number of months fixed monthly rent to be paid								86 months
Aircraft Lease Agreement Ten
Lessee, Lease, Description [Line Items]
Number of aircraft leased						1
Lease term						10 years
Lease term commenced						Mar. 08, 2024
Number of months fixed monthly rent to be paid						120 months
Aircraft Lease Agreement Eleven
Lessee, Lease, Description [Line Items]
Number of aircraft leased					1
Lease term					1 year
Lease term commenced					Jul. 09, 2024
Number of months fixed monthly rent to be paid					16 months
Aircraft Lease Agreement Twelve
Lessee, Lease, Description [Line Items]
Number of aircraft leased			1
Lease term			6 years
Lease term commenced			Apr. 17, 2024
Number of months fixed monthly rent to be paid			72 months
Minimum
Lessee, Lease, Description [Line Items]
Lease term																					10 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term																					10 years
Aircraft Support Equipment
Lessee, Lease, Description [Line Items]
Number of equipment | Equipment																					46
Aircraft Support Equipment | Minimum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life																					1 year
Finance lease agreement terms																					1 year
Percentage of residual values for equipment																					0.00%
Aircraft Support Equipment | Maximum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life																					30 years
Finance lease agreement terms																					7 years
Percentage of residual values for equipment																					77.00%
Airbus A321 Converted Freighter
Lessee, Lease, Description [Line Items]
Number of aircraft leased																				1
Lease term																				10 years
Lease term commenced																				Jan. 23, 2023
Number of months fixed monthly rent to be paid																				120 months
A320 Passenger Aircraft
Lessee, Lease, Description [Line Items]
Lease agreements ending date		Nov. 15, 2023
Extended lease term	93 months